Short-term Borrowings	6 Months Ended
Jun. 30, 2021
Short Term Borrowings [Abstract]
Short-term Borrowings
20.	Short-term borrowings

(In thousands)	December 31, 2020	June 30, 2021
Current
Bank borrowings(i)	3,704	4,782
Total	3,704	4,782

Note:

The Group’s short-term bank borrowings are primarily used for working capital and business development purposes and bear interest rate of 2.50% ~ 5.22% (2020: 1.90% ~ 5.22% per annum, with a weighted average interest rate of 3.55% (2020: 4.58%) per annum.